CONSOLIDATED BALANCE SHEETS	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets
Cash	$ 4,291,042	¥ 30,336,504	¥ 4,521,325
Notes receivable	591,378	4,180,885	3,073,680
Trade accounts receivable, net	6,824,026	48,244,015	68,535,282
Trade accounts receivable-related party, net	434,093	3,068,920	3,409,912
Inventories, net	280,877	1,985,723	1,270,523
Other receivables, net	898,309	6,350,802	5,665,593
Loans to third parties	452,687	3,200,377	4,960,000
Purchase advances, net	25,286	178,767	1,343,576
Contract assets, net	4,460,933	31,537,586	4,633,940
Prepaid expenses	28,048	198,294	192,837
Prepaid expenses - related parties	0	0	217,600
Total current assets	18,286,679	129,281,873	97,824,268
Property and equipment, net	4,209,055	29,756,879	3,661,321
Construction in progress	3,800,000	27,200,000	21,524,994
Land use right, net	181,145	1,280,648	1,307,887
Investment in unconsolidated entity	4,461,536	31,541,850	31,078,971
Long-term other receivables, net	515	3,640	440,015
Prepayments for construction in progress			1,144,098
Operating lease right-of-use assets (including Nil and 803,503 ($113,654) from a related party as of June 30, 2019 and 2020, respectively)	360,681	2,549,914	0
Total Assets	27,499,611	194,414,804	156,981,554
Current liabilities
Short-term bank loans	1,346,586	9,520,000	2,500,000
Trade accounts payable	3,258,163	23,034,347	14,089,293
Other payables	369,107	2,609,486	2,246,410
Contract Liabilities	493,093	3,486,033	120,000
Accrued payroll and employees' welfare	271,246	1,917,635	1,384,529
Investment payable	905,268	6,400,000	6,400,000
Taxes payable	156,765	1,108,288	2,180,847
Short-term borrowings	28,290	200,000	1,081,096
Operating lease liabilities - current (including Nil and 450,728 ($63,755) from a related party as of June 30, 2019 and 2020, respectively)	187,981	1,328,976	0
Total Current Liabilities	9,219,754	65,181,175	42,084,370
Operating lease liabilities - non-current (including Nil and 352,775 ($49,899) from a related party as of June 30, 2019 and 2020, respectively)	171,165	1,210,088	0
Total Liabilities	10,434,701	73,770,516	50,280,574
Commitments and Contingencies
Equity
Common stock, ($0.0925 U.S. dollar par value, 20,000,000 shares authorized; 4,361,634 shares and 7,202,832 shares issued and outstanding as of June 30, 2019 and June 30, 2020, respectively)	647,441	4,577,233	2,712,773
Additional paid-in capital	39,959,870	282,505,455	250,624,798
Statutory reserve	586,858	4,148,929	4,148,929
Accumulated deficit	(26,030,358)	(184,027,586)	(164,780,885)
Accumulated other comprehensive gain	399,694	2,825,731	2,909,936
Total stockholders' equity	15,563,505	110,029,762	95,615,551
Non-controlling interests	1,501,405	10,614,526	11,085,429
Total equity	17,064,910	120,644,288	106,700,980
Total Liabilities and Equity	27,499,611	194,414,804	156,981,554
Related Party
Current liabilities
Other payables	636,279	4,498,318	2,290,873
Short-term borrowings	1,447,120	10,230,746	9,010,525
Long-term borrowings - related party - current portion	119,856	847,346	780,797
Long-term borrowings - related party	$ 1,043,782	¥ 7,379,253	¥ 8,196,204